Leases (Details) - Schedule of Maturities of Lease Liabilities - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	¥ 6,559
2026	2,808
2027	365
Total lease payments	9,732
Less: imputed interest	(1,004)
Total operating lease liabilities	¥ 8,728	¥ 21,961